Revenue - Summary of Assets and Liabilities Related to Contracts with Customers Recognised (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 71,985	$ 2,715	$ 232,800	$ 1,229,976
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 71,985	$ 2,715	$ 232,800